ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366
D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation (the “Company”) and Wells Fargo Securities, LLC (“Wells Fargo”) (collectively, the “Specified Parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2021-3. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows:

1.The Company provided an electronic file (the “Data File”) with information for certain vehicle loans, which the Company represented was as of the close of business on March 31, 2021.

2.Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.Loan number
b.Original amount financed
c.First payment date (scheduled)
d.Original term to maturity
e.Monthly payment
f.Interest rate
g.State
h.Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)

GT.COM    Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2021-3. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:
•Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•Addressing the value of collateral securing any such assets being securitized
•Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
•Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•Forming any conclusion
•Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
April 30, 2021

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX7991	35	XXXX7885	69	XXXXX4086
2	XXXXX6915	36	XXXXX5254	70	XXXX6672
3	XXXXX0097	37	XXXX1894	71	XXXXX1054
4	XXXXX0064	38	XXXX9915	72	XXXX4755
5	XXXXX0124	39	XXXX9830	73	XXXXX6176
6	XXXX8654	40	XXXX9819	74	XXXX7128
7	XXXXX0823	41	XXXX1481	75	XXXX0514
8	XXXXX5959	42	XXXXX7046	76	XXXXX9064
9	XXXX8417	43	XXXXX5140	77	XXXXX2057
10	XXXX7621	44	XXXX4304	78	XXXXX7308
11	XXXXX4772	45	XXXXX4618	79	XXXX7741
12	XXXX0899	46	XXXXX0749	80	XXXX2809
13	XXXXX8938	47	XXXX0780	81	XXXX7806
14	XXXXX7864	48	XXXXX6566	82	XXXX9951
15	XXXXX6624	49	XXXX4521	83	XXXXX8876
16	XXXXX2178	50	XXXX6777	84	XXXXX2261
17	XXXX5145	51	XXXX0607	85	XXXX7477
18	XXXX8236	52	XXXXX1874	86	XXXXX7808
19	XXXX4894	53	XXXXX2075	87	XXXX9607
20	XXXXX4783	54	XXXX2193	88	XXXXX1946
21	XXXXX9047	55	XXXX2254	89	XXXX8921
22	XXXX5400	56	XXXX9298	90	XXXX4448
23	XXXX5448	57	XXXXX8750	91	XXXXX7507
24	XXXX4021	58	XXXXX9118	92	XXXXX5688
25	XXXXX8506	59	XXXX5472	93	XXXX8172
26	XXXX8216	60	XXXX8555	94	XXXX7978
27	XXXX2816	61	XXXX9991	95	XXXX7084
28	XXXX4263	62	XXXX0291	96	XXXX9813
29	XXXX5577	63	XXXXX6171	97	XXXX3031
30	XXXXX9511	64	XXXX3449	98	XXXX6608
31	XXXXX4203	65	XXXXX7069	99	XXXX4028
32	XXXXX4464	66	XXXXX0864	100	XXXX0367
33	XXXXX6425	67	XXXXX7212
34	XXXX6331	68	XXXX6361